Income Taxes (Lazy Days' R.V. Center, Inc.)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Income Taxes

NOTE 10 – INCOME TAXES

The Company recorded a provision for federal and state income taxes of $1,176 and $2,232 for the three months ended June 30, 2018 and June 30, 2017, respectively which represents effective tax rates of approximately 39% and 38%, respectively.

The Company recorded a provision for federal and state income taxes of $1,625 for the Successor Period from March 15, 2018 to June 30, 2018, $718 for the Predecessor periods from January 1, 2018 to March 14, 2018 and 4,677 for the six months months ended June 30, 2017, respectively, which represent effective tax rates of approximately 39%, 24%, and 38%, respectively.

The Company’s 2018 effective tax rates differ from the federal statutory rate of 21% primarily due to local and state income tax rates, net of the federal tax effect as well as the non-deductibility of certain transaction costs and stock-based compensation expense. The Company’s 2017 effective tax rates differ from the federal statutory rate of 35% primarily due to local and state income tax rates, net of the federal tax effect. Due to the Tax Cuts and Jobs Act, the Company’s federal income tax rate decreased from 35% in 2017 to 21% in 2018.

Deferred tax assets and liabilities were as follows:

	Successor	Predecessor
	As of	As of
	June 30,	December 31,
	2018	2017
	(Unaudited)
Deferred tax assets:
Accounts receivable	$253	$253
Accrued charge-backs	634	594
Other accrued liabilities	527	424
Goodwill	-	274
Financing liability	14,005	13,574
Transaction costs	-	579
Stock based compensation	-	165
Other, net	(65)	215
	15,354	16,078

Deferred tax liabilities:
Prepaid expenses	(118)	(202)
Inventories	(4,605)	(1,531)
Property and equipment	(15,349)	(9,178)
Intangible assets	(15,652)	(5,023)
	(35,724)	(15,934)

Net deferred tax assets/ (liabilities)	$(20,370)	$144

Lazydays' RV Center Inc [Member]
Income Taxes

NOTE 11 – INCOME TAXES

The components of the Company’s income tax expense (benefit) are as follows:

	Years Ended
	December 31,
	2017	2016
Current:
Federal	$5,253	$4,994
State	862	966
	6,115	5,960
Deferred:
Federal	(859)	(1,172)
State	(171)	(277)
	(1,030)	(1,449)
	$5,085	$4,511

A reconciliation of income taxes calculated using the statutory federal income tax rate (34% in 2017 and 2016) to the Company’s income tax expense for the years ended December 31 is as follows:

	Years Ended
	December 31,
	2017		2016
	Amount	%	Amount	%
Income taxes at statutory rate	$4,540	34.0%	$4,181	34.0%
Non-deductible expense	48	0.4%	38	0.3%
State income taxes, net of federal tax effect	450	3.4%	454	3.7%
Effect of increase in statutory rate for current year	80	0.6%	56	0.5%
Tax rate adjustments	(12)	(0.1%)	-	0.0%
Other credits and changes in estimate	(21)	(0.2%)	(218)	(1.8%)
Income tax expense	$5,085	38.0%	$4,511	36.7%

Deferred tax assets and liabilities were as follows:

	As of December 31,
	2017	2016
Deferred tax assets:
Accounts receivable	$253	$282
Accrued charge-backs	594	660
Other accrued liabilities	424	1,110
Goodwill	274	563
Financing liability	13,574	20,628
Transaction costs	579	-
Stock based compensation	165	62
Other, net	215	386
	16,078	23,691

Deferred tax liabilities:
Prepaid expenses	(202)	(181)
Inventories	(1,531)	(2,042)
Property and equipment	(9,178)	(14,807)
Intangible assets	(5,023)	(7,547)
	(15,934)	(24,577)

Net deferred tax assets/ (liabilities)	$144	$(886)

No significant increases or decreases in the amounts of unrecognized tax benefits are expected in the next 12 months.

The Company is subject to U.S. federal income tax and income tax in the states of Florida, Arizona and Colorado. The Company is no longer subject to the examination by Federal and state taxing authorities for years prior to 2014. The Company recognizes interest and penalties related to income tax matters in income tax (benefit) expense. Interest and penalties recorded in the Statements of Income for the periods presented were insignificant.

New Tax Legislation

On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act tax reform legislation. This legislation makes significant changes to U.S. tax laws including a reduction in the corporate tax rates, changes to net operating loss carryforwards and carrybacks, and a repeal of the corporate alternative minimum tax. The legislation reduced the U.S. corporate tax rate from the current top rate of 35% to 21%. As a result of the enacted law, the Company was required to revalue deferred tax assets and liabilities at the enacted rate. This revaluation resulted in a benefit of $12 to income tax expense.